Contract Liabilities (Details) - Schedule of revenue recognised included in the contract liabilities - CNY (¥) ¥ in Thousands	6 Months Ended	12 Months Ended
	Jun. 30, 2022	Dec. 31, 2021
Schedule Of Revenue Recognised Included In The Contract Liabilities Abstract
Amount of revenue recognised in the respective reporting periods that was included in the contract liabilities at the beginning of the reporting period	¥ 15,098	¥ 20,821